Shareholder Report	12 Months Ended
Jan. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Legg Mason Partners Investment Trust
Entity Central Index Key	0000880366
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Multi-Asset Growth Fund
Class Name	Class A
Trading Symbol	SCHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Multi-Asset Growth Fund for the period February 1, 2024, to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.40%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended January 31, 2025, Class A shares of Franklin Multi-Asset Growth Fund returned 19.34%. The Fund compares its performance to the Russell 3000 Index, the Bloomberg U.S. Aggregate Index and the Composite Benchmark†, which returned 26.32%, 2.07% and 18.23%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to U.S. equities, which had a stronger return than other asset classes, was the top contributor to absolute performance.
↑	Asset allocation effects contributed to relative performance overall, due to an equity overweight and fixed income underweight.
↑	Franklin U.S. Large Cap Equity Fund and the ClearBridge Large Cap Growth Fund were the leading contributors to relative performance at the manager level.

Top detractors from performance:
↓	Exposure to fixed income, which underperformed equities, was the leading detractor from absolute performance.
↓	Allocation to emerging markets.
↓	Franklin Growth Fund, ClearBridge Appreciation Fund and the BrandywineGLOBAL - Dynamic U.S. Large Cap Value ETF were the leading detractors from relative performance at the manager level.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended January 31, 2025

	1 Year	5 Year	10 Year
Class A	19.34	9.64	7.93
Class A (with sales charge)	12.75	8.35	7.29
Russell 3000 Index	26.32	14.60	13.21
Bloomberg U.S. Aggregate Index	2.07	-0.60	1.19
Composite Benchmark†	18.23	10.11	9.49
[1]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 31, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 882,829,725
Holdings Count | $ / shares	21	[2]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$882,829,725
Total Number of Portfolio Holdings*	21
Total Management Fee Paid	$0
Portfolio Turnover Rate	64%
[2]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective January 31, 2025, Berkeley Belknap joined the Fund’s portfolio management team.
This is a summary of a change to the Fund since February 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by June 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Multi-Asset Growth Fund
Class Name	Class C
Trading Symbol	SCHCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Multi-Asset Growth Fund for the period February 1, 2024, to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$121	1.11%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended January 31, 2025, Class C shares of Franklin Multi-Asset Growth Fund returned 18.54%. The Fund compares its performance to the Russell 3000 Index, the Bloomberg U.S. Aggregate Index and the Composite Benchmark†, which returned 26.32%, 2.07% and 18.23%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to U.S. equities, which had a stronger return than other asset classes, was the top contributor to absolute performance.
↑	Asset allocation effects contributed to relative performance overall, due to an equity overweight and fixed income underweight.
↑	Franklin U.S. Large Cap Equity Fund and the ClearBridge Large Cap Growth Fund were the leading contributors to relative performance at the manager level.

Top detractors from performance:
↓	Exposure to fixed income, which underperformed equities, was the leading detractor from absolute performance.
↓	Allocation to emerging markets.
↓	Franklin Growth Fund, ClearBridge Appreciation Fund and the BrandywineGLOBAL - Dynamic U.S. Large Cap Value ETF were the leading detractors from relative performance at the manager level.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended January 31, 2025

	1 Year	5 Year	10 Year
Class C	18.54	8.88	7.18
Class C (with sales charge)	17.54	8.88	7.18
Russell 3000 Index	26.32	14.60	13.21
Bloomberg U.S. Aggregate Index	2.07	-0.60	1.19
Composite Benchmark†	18.23	10.11	9.49
[3]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 31, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 882,829,725
Holdings Count | $ / shares	21	[4]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$882,829,725
Total Number of Portfolio Holdings*	21
Total Management Fee Paid	$0
Portfolio Turnover Rate	64%
[4]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective January 31, 2025, Berkeley Belknap joined the Fund’s portfolio management team.
This is a summary of a change to the Fund since February 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by June 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Multi-Asset Growth Fund
Class Name	Class R
Trading Symbol	LLLRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Multi-Asset Growth Fund for the period February 1, 2024, to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$77	0.70%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended January 31, 2025, Class R shares of Franklin Multi-Asset Growth Fund returned 19.01%. The Fund compares its performance to the Russell 3000 Index, the Bloomberg U.S. Aggregate Index and the Composite Benchmark†, which returned 26.32%, 2.07% and 18.23%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to U.S. equities, which had a stronger return than other asset classes, was the top contributor to absolute performance.
↑	Asset allocation effects contributed to relative performance overall, due to an equity overweight and fixed income underweight.
↑	Franklin U.S. Large Cap Equity Fund and the ClearBridge Large Cap Growth Fund were the leading contributors to relative performance at the manager level.

Top detractors from performance:
↓	Exposure to fixed income, which underperformed equities, was the leading detractor from absolute performance.
↓	Allocation to emerging markets.
↓	Franklin Growth Fund, ClearBridge Appreciation Fund and the BrandywineGLOBAL - Dynamic U.S. Large Cap Value ETF were the leading detractors from relative performance at the manager level.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended January 31, 2025

	1 Year	5 Year	10 Year
Class R	19.01	9.28	7.59
Russell 3000 Index	26.32	14.60	13.21
Bloomberg U.S. Aggregate Index	2.07	-0.60	1.19
Composite Benchmark†	18.23	10.11	9.49
[5]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 31, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 882,829,725
Holdings Count | $ / shares	21	[6]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$882,829,725
Total Number of Portfolio Holdings*	21
Total Management Fee Paid	$0
Portfolio Turnover Rate	64%
[6]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective January 31, 2025, Berkeley Belknap joined the Fund’s portfolio management team.
This is a summary of a change to the Fund since February 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by June 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	Franklin Multi-Asset Growth Fund
Class Name	Class I
Trading Symbol	LANIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Multi-Asset Growth Fund for the period February 1, 2024, to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$15	0.14%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended January 31, 2025, Class I shares of Franklin Multi-Asset Growth Fund returned 19.70%. The Fund compares its performance to the Russell 3000 Index, the Bloomberg U.S. Aggregate Index and the Composite Benchmark†, which returned 26.32%, 2.07% and 18.23%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to U.S. equities, which had a stronger return than other asset classes, was the top contributor to absolute performance.
↑	Asset allocation effects contributed to relative performance overall, due to an equity overweight and fixed income underweight.
↑	Franklin U.S. Large Cap Equity Fund and the ClearBridge Large Cap Growth Fund were the leading contributors to relative performance at the manager level.

Top detractors from performance:
↓	Exposure to fixed income, which underperformed equities, was the leading detractor from absolute performance.
↓	Allocation to emerging markets.
↓	Franklin Growth Fund, ClearBridge Appreciation Fund and the BrandywineGLOBAL - Dynamic U.S. Large Cap Value ETF were the leading detractors from relative performance at the manager level.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended January 31, 2025

	1 Year	5 Year	10 Year
Class I	19.70	9.95	8.23
Russell 3000 Index	26.32	14.60	13.21
Bloomberg U.S. Aggregate Index	2.07	-0.60	1.19
Composite Benchmark†	18.23	10.11	9.49
[7]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 31, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 882,829,725
Holdings Count | $ / shares	21	[8]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$882,829,725
Total Number of Portfolio Holdings*	21
Total Management Fee Paid	$0
Portfolio Turnover Rate	64%
[8]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective January 31, 2025, Berkeley Belknap joined the Fund’s portfolio management team.
This is a summary of a change to the Fund since February 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by June 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Multi-Asset Moderate Growth Fund
Class Name	Class A
Trading Symbol	SCGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Multi-Asset Moderate Growth Fund for the period February 1, 2024, to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$46	0.42%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended January 31, 2025, Class A shares of Franklin Multi-Asset Moderate Growth Fund returned 17.09%. The Fund compares its performance to the Russell 3000 Index, the Bloomberg U.S. Aggregate Index and the Composite Benchmark†, which returned 26.32%, 2.07% and 15.69%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to U.S. equities, which had a stronger return than other asset classes, was the top contributor to absolute performance.
↑	Asset allocation effects contributed to relative performance overall, due to an equity overweight and fixed income underweight.
↑	Franklin U.S. Large Cap Equity Fund and the ClearBridge Large Cap Growth Fund were the leading contributors to relative performance at the manager level.

Top detractors from performance:
↓	Exposure to fixed income, which underperformed equities, was the leading detractor from absolute performance.
↓	Manager selection overall was a leading detractor from relative return.
↓	Allocation to emerging markets.
↓	ClearBridge Appreciation Fund and Franklin Growth Fund were the leading detractors from relative performance at the manager level.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended January 31, 2025

	1 Year	5 Year	10 Year
Class A	17.09	8.34	7.27
Class A (with sales charge)	10.64	7.07	6.64
Russell 3000 Index	26.32	14.60	13.21
Bloomberg U.S. Aggregate Index	2.07	-0.60	1.19
Composite Benchmark†	15.69	8.55	8.32
[9]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 31, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 516,162,130
Holdings Count | $ / shares	21	[10]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$516,162,130
Total Number of Portfolio Holdings*	21
Total Management Fee Paid	$0
Portfolio Turnover Rate	72%
[10]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective January 31, 2025, Berkeley Belknap joined the Fund’s portfolio management team.
This is a summary of a change to the Fund since February 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by June 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Multi-Asset Moderate Growth Fund
Class Name	Class C
Trading Symbol	SCGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Multi-Asset Moderate Growth Fund for the period February 1, 2024, to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$124	1.15%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended January 31, 2025, Class C shares of Franklin Multi-Asset Moderate Growth Fund returned 16.22%. The Fund compares its performance to the Russell 3000 Index, the Bloomberg U.S. Aggregate Index and the Composite Benchmark†, which returned 26.32%, 2.07% and 15.69%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to U.S. equities, which had a stronger return than other asset classes, was the top contributor to absolute performance.
↑	Asset allocation effects contributed to relative performance overall, due to an equity overweight and fixed income underweight.
↑	Franklin U.S. Large Cap Equity Fund and the ClearBridge Large Cap Growth Fund were the leading contributors to relative performance at the manager level.

Top detractors from performance:
↓	Exposure to fixed income, which underperformed equities, was the leading detractor from absolute performance.
↓	Manager selection overall was a leading detractor from relative return.
↓	Allocation to emerging markets.
↓	ClearBridge Appreciation Fund and Franklin Growth Fund were the leading detractors from relative performance at the manager level.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended January 31, 2025

	1 Year	5 Year	10 Year
Class C	16.22	7.57	6.51
Class C (with sales charge)	15.22	7.57	6.51
Russell 3000 Index	26.32	14.60	13.21
Bloomberg U.S. Aggregate Index	2.07	-0.60	1.19
Composite Benchmark†	15.69	8.55	8.32
[11]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 31, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 516,162,130
Holdings Count | $ / shares	21	[12]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$516,162,130
Total Number of Portfolio Holdings*	21
Total Management Fee Paid	$0
Portfolio Turnover Rate	72%
[12]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective January 31, 2025, Berkeley Belknap joined the Fund’s portfolio management team.
This is a summary of a change to the Fund since February 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by June 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Multi-Asset Moderate Growth Fund
Class Name	Class R
Trading Symbol	LLMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Multi-Asset Moderate Growth Fund for the period February 1, 2024, to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$87	0.80%
[13]
Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended January 31, 2025, Class R shares of Franklin Multi-Asset Moderate Growth Fund returned 16.60%. The Fund compares its performance to the Russell 3000 Index, the Bloomberg U.S. Aggregate Index and the Composite Benchmark†, which returned 26.32%, 2.07% and 15.69%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to U.S. equities, which had a stronger return than other asset classes, was the top contributor to absolute performance.
↑	Asset allocation effects contributed to relative performance overall, due to an equity overweight and fixed income underweight.
↑	Franklin U.S. Large Cap Equity Fund and the ClearBridge Large Cap Growth Fund were the leading contributors to relative performance at the manager level.

Top detractors from performance:
↓	Exposure to fixed income, which underperformed equities, was the leading detractor from absolute performance.
↓	Manager selection overall was a leading detractor from relative return.
↓	Allocation to emerging markets.
↓	ClearBridge Appreciation Fund and Franklin Growth Fund were the leading detractors from relative performance at the manager level.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended January 31, 2025

	1 Year	5 Year	10 Year
Class R	16.60	7.94	6.89
Russell 3000 Index	26.32	14.60	13.21
Bloomberg U.S. Aggregate Index	2.07	-0.60	1.19
Composite Benchmark†	15.69	8.55	8.32
[14]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 31, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 516,162,130
Holdings Count | $ / shares	21	[15]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$516,162,130
Total Number of Portfolio Holdings*	21
Total Management Fee Paid	$0
Portfolio Turnover Rate	72%
[15]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective January 31, 2025, Berkeley Belknap joined the Fund’s portfolio management team.
This is a summary of a change to the Fund since February 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by June 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	Franklin Multi-Asset Moderate Growth Fund
Class Name	Class I
Trading Symbol	LLAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Multi-Asset Moderate Growth Fund for the period February 1, 2024, to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$14	0.13%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.13%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended January 31, 2025, Class I shares of Franklin Multi-Asset Moderate Growth Fund returned 17.35%. The Fund compares its performance to the Russell 3000 Index, the Bloomberg U.S. Aggregate Index and the Composite Benchmark†, which returned 26.32%, 2.07% and 15.69%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to U.S. equities, which had a stronger return than other asset classes, was the top contributor to absolute performance.
↑	Asset allocation effects contributed to relative performance overall, due to an equity overweight and fixed income underweight.
↑	Franklin U.S. Large Cap Equity Fund and the ClearBridge Large Cap Growth Fund were the leading contributors to relative performance at the manager level.

Top detractors from performance:
↓	Exposure to fixed income, which underperformed equities, was the leading detractor from absolute performance.
↓	Manager selection overall was a leading detractor from relative return.
↓	Allocation to emerging markets.
↓	ClearBridge Appreciation Fund and Franklin Growth Fund were the leading detractors from relative performance at the manager level.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended January 31, 2025

	1 Year	5 Year	10 Year
Class I	17.35	8.67	7.59
Russell 3000 Index	26.32	14.60	13.21
Bloomberg U.S. Aggregate Index	2.07	-0.60	1.19
Composite Benchmark†	15.69	8.55	8.32
[16]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 31, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 516,162,130
Holdings Count | $ / shares	21	[17]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$516,162,130
Total Number of Portfolio Holdings*	21
Total Management Fee Paid	$0
Portfolio Turnover Rate	72%
[17]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective January 31, 2025, Berkeley Belknap joined the Fund’s portfolio management team.
This is a summary of a change to the Fund since February 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by June 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Multi-Asset Conservative Growth Fund
Class Name	Class A
Trading Symbol	SBBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Multi-Asset Conservative Growth Fund for the period February 1, 2024, to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$47	0.44%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended January 31, 2025, Class A shares of Franklin Multi-Asset Conservative Growth Fund returned 13.35%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, the Russell 1000 Index and the Composite Benchmark†, which returned 2.07%, 26.71% and 11.99%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to U.S. equities, which had a stronger return than other asset classes, was the top contributor to absolute performance.
↑	Asset allocation effects contributed to relative performance overall, due to an equity overweight and fixed income underweight.
↑	Franklin U.S. Large Cap Equity Fund and the ClearBridge Large Cap Growth Fund were the leading contributors to relative performance at the manager level.

Top detractors from performance:
↓	Exposure to fixed income, which underperformed equities, was the leading detractor from absolute performance.
↓	Allocations to alternative and emerging market strategies.
↓	ClearBridge Appreciation Fund and the Franklin Growth Fund were the leading detractors from relative performance at the manager level.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended January 31, 2025

	1 Year	5 Year	10 Year
Class A	13.35	6.17	5.97
Class A (with sales charge)	7.09	4.93	5.35
Russell 3000 Index	26.32	14.60	13.21
Bloomberg U.S. Aggregate Index	2.07	-0.60	1.19
Russell 1000 Index	26.71	14.97	13.54
Composite Benchmark†	11.99	6.17	6.49
[18]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 31, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 293,905,159
Holdings Count | $ / shares	21	[19]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$293,905,159
Total Number of Portfolio Holdings*	21
Total Management Fee Paid	$0
Portfolio Turnover Rate	82%
[19]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective January 31, 2025, Berkeley Belknap joined the Fund’s portfolio management team.
This is a summary of a change to the Fund since February 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by June 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Multi-Asset Conservative Growth Fund
Class Name	Class C
Trading Symbol	SCBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Multi-Asset Conservative Growth Fund for the period February 1, 2024, to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$127	1.20%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended January 31, 2025, Class C shares of Franklin Multi-Asset Conservative Growth Fund returned 12.39%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, the Russell 1000 Index and the Composite Benchmark†, which returned 2.07%, 26.71% and 11.99%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to U.S. equities, which had a stronger return than other asset classes, was the top contributor to absolute performance.
↑	Asset allocation effects contributed to relative performance overall, due to an equity overweight and fixed income underweight.
↑	Franklin U.S. Large Cap Equity Fund and the ClearBridge Large Cap Growth Fund were the leading contributors to relative performance at the manager level.

Top detractors from performance:
↓	Exposure to fixed income, which underperformed equities, was the leading detractor from absolute performance.
↓	Allocations to alternative and emerging market strategies.
↓	ClearBridge Appreciation Fund and the Franklin Growth Fund were the leading detractors from relative performance at the manager level.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended January 31, 2025

	1 Year	5 Year	10 Year
Class C	12.39	5.37	5.20
Class C (with sales charge)	11.39	5.37	5.20
Russell 3000 Index	26.32	14.60	13.21
Bloomberg U.S. Aggregate Index	2.07	-0.60	1.19
Russell 1000 Index	26.71	14.97	13.54
Composite Benchmark†	11.99	6.17	6.49
[20]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 31, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 293,905,159
Holdings Count | $ / shares	21	[21]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$293,905,159
Total Number of Portfolio Holdings*	21
Total Management Fee Paid	$0
Portfolio Turnover Rate	82%
[21]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective January 31, 2025, Berkeley Belknap joined the Fund’s portfolio management team.
This is a summary of a change to the Fund since February 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by June 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Multi-Asset Conservative Growth Fund
Class Name	Class R
Trading Symbol	LLARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Multi-Asset Conservative Growth Fund for the period February 1, 2024, to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$85	0.80%
[22]
Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended January 31, 2025, Class R shares of Franklin Multi-Asset Conservative Growth Fund returned 12.89%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, the Russell 1000 Index and the Composite Benchmark†, which returned 2.07%, 26.71% and 11.99%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to U.S. equities, which had a stronger return than other asset classes, was the top contributor to absolute performance.
↑	Asset allocation effects contributed to relative performance overall, due to an equity overweight and fixed income underweight.
↑	Franklin U.S. Large Cap Equity Fund and the ClearBridge Large Cap Growth Fund were the leading contributors to relative performance at the manager level.

Top detractors from performance:
↓	Exposure to fixed income, which underperformed equities, was the leading detractor from absolute performance.
↓	Allocations to alternative and emerging market strategies.
↓	ClearBridge Appreciation Fund and the Franklin Growth Fund were the leading detractors from relative performance at the manager level.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended January 31, 2025

	1 Year	5 Year	10 Year
Class R	12.89	5.79	5.63
Russell 3000 Index	26.32	14.60	13.21
Bloomberg U.S. Aggregate Index	2.07	-0.60	1.19
Russell 1000 Index	26.71	14.97	13.54
Composite Benchmark†	11.99	6.17	6.49
[23]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 31, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 293,905,159
Holdings Count | $ / shares	21	[24]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$293,905,159
Total Number of Portfolio Holdings*	21
Total Management Fee Paid	$0
Portfolio Turnover Rate	82%
[24]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective January 31, 2025, Berkeley Belknap joined the Fund’s portfolio management team.
This is a summary of a change to the Fund since February 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by June 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	Franklin Multi-Asset Conservative Growth Fund
Class Name	Class I
Trading Symbol	LMEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Multi-Asset Conservative Growth Fund for the period February 1, 2024, to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$14	0.13%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.13%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended January 31, 2025, Class I shares of Franklin Multi-Asset Conservative Growth Fund returned 13.63%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, the Russell 1000 Index and the Composite Benchmark†, which returned 2.07%, 26.71% and 11.99%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to U.S. equities, which had a stronger return than other asset classes, was the top contributor to absolute performance.
↑	Asset allocation effects contributed to relative performance overall, due to an equity overweight and fixed income underweight.
↑	Franklin U.S. Large Cap Equity Fund and the ClearBridge Large Cap Growth Fund were the leading contributors to relative performance at the manager level.

Top detractors from performance:
↓	Exposure to fixed income, which underperformed equities, was the leading detractor from absolute performance.
↓	Allocations to alternative and emerging market strategies.
↓	ClearBridge Appreciation Fund and the Franklin Growth Fund were the leading detractors from relative performance at the manager level.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended January 31, 2025

	1 Year	5 Year	10 Year
Class I	13.63	6.48	6.27
Russell 3000 Index	26.32	14.60	13.21
Bloomberg U.S. Aggregate Index	2.07	-0.60	1.19
Russell 1000 Index	26.71	14.97	13.54
Composite Benchmark†	11.99	6.17	6.49
[25]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 31, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 293,905,159
Holdings Count | $ / shares	21	[26]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$293,905,159
Total Number of Portfolio Holdings*	21
Total Management Fee Paid	$0
Portfolio Turnover Rate	82%
[26]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective January 31, 2025, Berkeley Belknap joined the Fund’s portfolio management team.
This is a summary of a change to the Fund since February 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by June 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Multi-Asset Defensive Growth Fund
Class Name	Class A
Trading Symbol	SBCPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Multi-Asset Defensive Growth Fund for the period February 1, 2024, to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$60	0.57%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended January 31, 2025, Class A shares of Franklin Multi-Asset Defensive Growth Fund returned 9.51%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, the Russell 1000 Index and the Composite Benchmark†, which returned 2.07%, 26.71% and 8.41%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to U.S. equities, which had a stronger return than other asset classes, was the top contributor to absolute performance.
↑	Asset allocation effects contributed to relative performance overall, due to an equity overweight and fixed income underweight.
↑	Franklin U.S. Large Cap Equity Fund, ClearBridge Large Cap Growth Fund and Franklin High Yield Corporate ETF were the leading contributors to relative performance at the manager level.

Top detractors from performance:
↓	Exposure to fixed income, which underperformed equities, was the leading detractor from absolute performance.
↓	Manager selection in fixed Income was a leading detractor from relative return.
↓	Franklin U.S Core Bond ETF and the ClearBridge Appreciation Fund were the leading detractors from relative performance at the manager level.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended January 31, 2025

	1 Year	5 Year	10 Year
Class A	9.51	3.68	4.28
Class A (with sales charge)	5.43	2.78	3.83
Bloomberg U.S. Aggregate Index	2.07	-0.60	1.19
Russell 1000 Index	26.71	14.97	13.54
Composite Benchmark†	8.41	3.81	4.66
[27]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 31, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 105,195,097
Holdings Count | $ / shares	21	[28]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$105,195,097
Total Number of Portfolio Holdings*	21
Total Management Fee Paid	$0
Portfolio Turnover Rate	94%
[28]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective January 31, 2025, Berkeley Belknap joined the Fund’s portfolio management team.
This is a summary of a change to the Fund since February 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by June 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Multi-Asset Defensive Growth Fund
Class Name	Class C
Trading Symbol	LWLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Multi-Asset Defensive Growth Fund for the period February 1, 2024, to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$139	1.33%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.33%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended January 31, 2025, Class C shares of Franklin Multi-Asset Defensive Growth Fund returned 8.64%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, the Russell 1000 Index and the Composite Benchmark†, which returned 2.07%, 26.71% and 8.41%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to U.S. equities, which had a stronger return than other asset classes, was the top contributor to absolute performance.
↑	Asset allocation effects contributed to relative performance overall, due to an equity overweight and fixed income underweight.
↑	Franklin U.S. Large Cap Equity Fund, ClearBridge Large Cap Growth Fund and Franklin High Yield Corporate ETF were the leading contributors to relative performance at the manager level.

Top detractors from performance:
↓	Exposure to fixed income, which underperformed equities, was the leading detractor from absolute performance.
↓	Manager selection in fixed Income was a leading detractor from relative return.
↓	Franklin U.S Core Bond ETF and the ClearBridge Appreciation Fund were the leading detractors from relative performance at the manager level.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended January 31, 2025

	1 Year	5 Year	10 Year
Class C	8.64	2.90	3.53
Class C (with sales charge)	7.64	2.90	3.53
Bloomberg U.S. Aggregate Index	2.07	-0.60	1.19
Russell 1000 Index	26.71	14.97	13.54
Composite Benchmark†	8.41	3.81	4.66
[29]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 31, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 105,195,097
Holdings Count | $ / shares	21	[30]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$105,195,097
Total Number of Portfolio Holdings*	21
Total Management Fee Paid	$0
Portfolio Turnover Rate	94%
[30]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective January 31, 2025, Berkeley Belknap joined the Fund’s portfolio management team.
This is a summary of a change to the Fund since February 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by June 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C1
Shareholder Report [Line Items]
Fund Name	Franklin Multi-Asset Defensive Growth Fund
Class Name	Class C1
Trading Symbol	SBCLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Multi-Asset Defensive Growth Fund for the period February 1, 2024, to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$131	1.25%
[31]
Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended January 31, 2025, Class C1 shares of Franklin Multi-Asset Defensive Growth Fund returned 9.67%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, the Russell 1000 Index and the Composite Benchmark†, which returned 2.07%, 26.71% and 8.41%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to U.S. equities, which had a stronger return than other asset classes, was the top contributor to absolute performance.
↑	Asset allocation effects contributed to relative performance overall, due to an equity overweight and fixed income underweight.
↑	Franklin U.S. Large Cap Equity Fund, ClearBridge Large Cap Growth Fund and Franklin High Yield Corporate ETF were the leading contributors to relative performance at the manager level.

Top detractors from performance:
↓	Exposure to fixed income, which underperformed equities, was the leading detractor from absolute performance.
↓	Manager selection in fixed Income was a leading detractor from relative return.
↓	Franklin U.S Core Bond ETF and the ClearBridge Appreciation Fund were the leading detractors from relative performance at the manager level.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended January 31, 2025

	1 Year	5 Year	10 Year
Class C1	9.67	3.22	3.80
Class C1 (with sales charge)	8.67	3.22	3.80
Bloomberg U.S. Aggregate Index	2.07	-0.60	1.19
Russell 1000 Index	26.71	14.97	13.54
Composite Benchmark†	8.41	3.81	4.66
[32]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 31, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 105,195,097
Holdings Count | $ / shares	21	[33]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$105,195,097
Total Number of Portfolio Holdings*	21
Total Management Fee Paid	$0
Portfolio Turnover Rate	94%
[33]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective January 31, 2025, Berkeley Belknap joined the Fund’s portfolio management team.
This is a summary of a change to the Fund since February 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by June 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Multi-Asset Defensive Growth Fund
Class Name	Class R
Trading Symbol	LMLRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Multi-Asset Defensive Growth Fund for the period February 1, 2024, to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$84	0.80%
[34]
Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended January 31, 2025, Class R shares of Franklin Multi-Asset Defensive Growth Fund returned 9.18%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, the Russell 1000 Index and the Composite Benchmark†, which returned 2.07%, 26.71% and 8.41%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to U.S. equities, which had a stronger return than other asset classes, was the top contributor to absolute performance.
↑	Asset allocation effects contributed to relative performance overall, due to an equity overweight and fixed income underweight.
↑	Franklin U.S. Large Cap Equity Fund, ClearBridge Large Cap Growth Fund and Franklin High Yield Corporate ETF were the leading contributors to relative performance at the manager level.

Top detractors from performance:
↓	Exposure to fixed income, which underperformed equities, was the leading detractor from absolute performance.
↓	Manager selection in fixed Income was a leading detractor from relative return.
↓	Franklin U.S Core Bond ETF and the ClearBridge Appreciation Fund were the leading detractors from relative performance at the manager level.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended January 31, 2025

	1 Year	5 Year	10 Year
Class R	9.18	3.41	4.02
Bloomberg U.S. Aggregate Index	2.07	-0.60	1.19
Russell 1000 Index	26.71	14.97	13.54
Composite Benchmark†	8.41	3.81	4.66
[35]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 31, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 105,195,097
Holdings Count | $ / shares	21	[36]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$105,195,097
Total Number of Portfolio Holdings*	21
Total Management Fee Paid	$0
Portfolio Turnover Rate	94%
[36]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective January 31, 2025, Berkeley Belknap joined the Fund’s portfolio management team.
This is a summary of a change to the Fund since February 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by June 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	Franklin Multi-Asset Defensive Growth Fund
Class Name	Class I
Trading Symbol	LMGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Multi-Asset Defensive Growth Fund for the period February 1, 2024, to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$26	0.25%
[37]
Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended January 31, 2025, Class I shares of Franklin Multi-Asset Defensive Growth Fund returned 9.79%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, the Russell 1000 Index and the Composite Benchmark†, which returned 2.07%, 26.71% and 8.41%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to U.S. equities, which had a stronger return than other asset classes, was the top contributor to absolute performance.
↑	Asset allocation effects contributed to relative performance overall, due to an equity overweight and fixed income underweight.
↑	Franklin U.S. Large Cap Equity Fund, ClearBridge Large Cap Growth Fund and Franklin High Yield Corporate ETF were the leading contributors to relative performance at the manager level.

Top detractors from performance:
↓	Exposure to fixed income, which underperformed equities, was the leading detractor from absolute performance.
↓	Manager selection in fixed Income was a leading detractor from relative return.
↓	Franklin U.S Core Bond ETF and the ClearBridge Appreciation Fund were the leading detractors from relative performance at the manager level.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended January 31, 2025

	1 Year	5 Year	10 Year
Class I	9.79	3.99	4.60
Bloomberg U.S. Aggregate Index	2.07	-0.60	1.19
Russell 1000 Index	26.71	14.97	13.54
Composite Benchmark†	8.41	3.81	4.66
[38]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 31, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 105,195,097
Holdings Count | $ / shares	21	[39]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$105,195,097
Total Number of Portfolio Holdings*	21
Total Management Fee Paid	$0
Portfolio Turnover Rate	94%
[39]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective January 31, 2025, Berkeley Belknap joined the Fund’s portfolio management team.
This is a summary of a change to the Fund since February 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by June 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
†	The Fund’s Composite Benchmark is comprised of 45% Russell 1000 Index, 20% Russell 2000 Index, 20% MSCI EAFE Index, 10% Bloomberg U.S. Aggregate Index and 5% Bloomberg U.S. High Yield—2% Issuer Cap Index.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
†	The Fund’s Composite Benchmark is comprised of 45% Russell 1000 Index, 20% Russell 2000 Index, 20% MSCI EAFE Index, 10% Bloomberg U.S. Aggregate Index and 5% Bloomberg U.S. High Yield—2% Issuer Cap Index.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
†	The Fund’s Composite Benchmark is comprised of 45% Russell 1000 Index, 20% Russell 2000 Index, 20% MSCI EAFE Index, 10% Bloomberg U.S. Aggregate Index and 5% Bloomberg U.S. High Yield—2% Issuer Cap Index.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
†	The Fund’s Composite Benchmark is comprised of 45% Russell 1000 Index, 20% Russell 2000 Index, 20% MSCI EAFE Index, 10% Bloomberg U.S. Aggregate Index and 5% Bloomberg U.S. High Yield—2% Issuer Cap Index.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
†	The Fund’s Composite Benchmark is comprised of 40% Russell 1000 Index, 15% Russell 2000 Index, 15% MSCI EAFE Index, 25% Bloomberg U.S. Aggregate Index and 5% Bloomberg U.S. High Yield—2% Issuer Cap Index.

[10]
*	Does not include derivatives, except purchased options, if any.

[11]
†	The Fund’s Composite Benchmark is comprised of 40% Russell 1000 Index, 15% Russell 2000 Index, 15% MSCI EAFE Index, 25% Bloomberg U.S. Aggregate Index and 5% Bloomberg U.S. High Yield—2% Issuer Cap Index.

[12]
*	Does not include derivatives, except purchased options, if any.

[13]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[14]
†	The Fund’s Composite Benchmark is comprised of 40% Russell 1000 Index, 15% Russell 2000 Index, 15% MSCI EAFE Index, 25% Bloomberg U.S. Aggregate Index and 5% Bloomberg U.S. High Yield—2% Issuer Cap Index.

[15]
*	Does not include derivatives, except purchased options, if any.

[16]
†	The Fund’s Composite Benchmark is comprised of 40% Russell 1000 Index, 15% Russell 2000 Index, 15% MSCI EAFE Index, 25% Bloomberg U.S. Aggregate Index and 5% Bloomberg U.S. High Yield—2% Issuer Cap Index.

[17]
*	Does not include derivatives, except purchased options, if any.

[18]
†	The Fund’s Composite Benchmark is comprised of 28% Russell 1000 Index, 12% Russell 2000 Index, 10% MSCI EAFE Index, 43% Bloomberg U.S. Aggregate Index and 7% Bloomberg U.S. High Yield—2% Issuer Cap Index.

[19]
*	Does not include derivatives, except purchased options, if any.

[20]
†	The Fund’s Composite Benchmark is comprised of 28% Russell 1000 Index, 12% Russell 2000 Index, 10% MSCI EAFE Index, 43% Bloomberg U.S. Aggregate Index and 7% Bloomberg U.S. High Yield—2% Issuer Cap Index.

[21]
*	Does not include derivatives, except purchased options, if any.

[22]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[23]
†	The Fund’s Composite Benchmark is comprised of 28% Russell 1000 Index, 12% Russell 2000 Index, 10% MSCI EAFE Index, 43% Bloomberg U.S. Aggregate Index and 7% Bloomberg U.S. High Yield—2% Issuer Cap Index.

[24]
*	Does not include derivatives, except purchased options, if any.

[25]
†	The Fund’s Composite Benchmark is comprised of 28% Russell 1000 Index, 12% Russell 2000 Index, 10% MSCI EAFE Index, 43% Bloomberg U.S. Aggregate Index and 7% Bloomberg U.S. High Yield—2% Issuer Cap Index.

[26]
*	Does not include derivatives, except purchased options, if any.

[27]
†	The Fund’s Composite Benchmark is comprised of 17% Russell 1000 Index, 7% Russell 2000 Index, 6% MSCI EAFE Index, 60% Bloomberg U.S. Aggregate Index and 10% Bloomberg U.S. High Yield—2% Issuer Cap Index.

[28]
*	Does not include derivatives, except purchased options, if any.

[29]
†	The Fund’s Composite Benchmark is comprised of 17% Russell 1000 Index, 7% Russell 2000 Index, 6% MSCI EAFE Index, 60% Bloomberg U.S. Aggregate Index and 10% Bloomberg U.S. High Yield—2% Issuer Cap Index.

[30]
*	Does not include derivatives, except purchased options, if any.

[31]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[32]
†	The Fund’s Composite Benchmark is comprised of 17% Russell 1000 Index, 7% Russell 2000 Index, 6% MSCI EAFE Index, 60% Bloomberg U.S. Aggregate Index and 10% Bloomberg U.S. High Yield—2% Issuer Cap Index.

[33]
*	Does not include derivatives, except purchased options, if any.

[34]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[35]
†	The Fund’s Composite Benchmark is comprised of 17% Russell 1000 Index, 7% Russell 2000 Index, 6% MSCI EAFE Index, 60% Bloomberg U.S. Aggregate Index and 10% Bloomberg U.S. High Yield—2% Issuer Cap Index.

[36]
*	Does not include derivatives, except purchased options, if any.

[37]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[38]
†	The Fund’s Composite Benchmark is comprised of 17% Russell 1000 Index, 7% Russell 2000 Index, 6% MSCI EAFE Index, 60% Bloomberg U.S. Aggregate Index and 10% Bloomberg U.S. High Yield—2% Issuer Cap Index.

[39]
*	Does not include derivatives, except purchased options, if any.